Events after the reporting period	12 Months Ended
Dec. 31, 2025
Events after the reporting period
Events after the reporting period

26. Events after the reporting period

On February 9, 2026, the Company successfully completed an IPO on the NASDAQ Global Select Market under the symbol “AGMB”, issuing 12,500,000 American Depositary Shares (ADSs) representing 12,500,000 of its common shares. All of the ADSs are being offered by the Company. The gross proceeds of the issuance of new shares amounted $200 million (€169 million). On March 4, 2026, The Company issued an additional 482,967 ADSs representing 482,967 of its common shares with total gross proceeds of $7.7 million. The completion and closing of the IPO triggered the following events (“IPO events”):

●	The conversion of all preferred shares into common shares on 1:1 basis (before stock split), without any pay-out in the form of cash or common shares relating to the cumulative dividend immediately prior to the consummation of the public offering;
●	the profit share certificate has been automatically converted into the equivalent number of common shares (2,069,611 common shares, before stock split) in the Company, immediately prior to the consummation of the public offering;
●	Expiration of the anti-dilution warrant protection before expiration of the term of the shareholders agreement, and the derecognition of the anti-dilutive warrant liability immediately prior to the public offering;
●	A stock split of our common and preferred shares effected upon the consummation of the offering; and
●	Accelerated vesting of ESOPs: 50% of ESOPs issued under 2024 ESOP plans have vested immediately and become exercisable, the remainder 50% of ESOPs will follow the original vesting scheme. All ESOPs issued under the other plans have vested immediately and become exercisable.
●	Share split of the common shares (25,000) into an aggregate of 541,126 common shares.

28,229 ESOPs were exercised after reporting date and before authorization of the financial statements, representing 28,229 common shares.

No other events have occurred after the balance sheet date that could have a material impact on the consolidated financial statements as at December 31, 2025.